SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Deutsche Capital Growth Fund

Deutsche Communications Fund

Deutsche Core Equity Fund

Deutsche Core Fixed Income Fund

Deutsche Core Plus Income Fund

Deutsche CROCI ® Equity Dividend Fund

Deutsche Emerging Markets Equity Fund

Deutsche Enhanced Emerging Markets Fixed Income Fund

Deutsche Enhanced Global Bond Fund

Deutsche Fixed Income Opportunities Fund

Deutsche Global High Income Fund

Deutsche Global Income Builder Fund

Deutsche Global Inflation Fund

Deutsche Global Infrastructure Fund

Deutsche Global Macro Fund

Deutsche Global Real Estate Securities Fund

Deutsche Global Small Cap Fund

Deutsche GNMA Fund

Deutsche Gold & Precious Metals Fund

Deutsche High Income Fund

Deutsche Latin America Equity Fund

Deutsche Mid Cap Growth Fund

Deutsche Mid Cap Value Fund

Deutsche MLP & Energy Infrastructure Fund

Deutsche Real Estate Securities Fund

Deutsche S&P 500 Index Fund

Deutsche Science and Technology Fund

Deutsche Short Duration Fund

Deutsche Short-Term Municipal Bond Fund

Deutsche Small Cap Core Fund

Deutsche Small Cap Growth Fund

Deutsche Small Cap Value Fund

Deutsche U.S. Bond Index Fund

Deutsche Unconstrained Income Fund

Deutsche World Dividend Fund

The following change is effective on September 7, 2017:

The following disclosure replaces existing disclosure under the “Class A NAV Sales” sub-heading under the “INVESTING IN THE FUNDS” section in each fund’s prospectus:

(12) Employer-sponsored retirement plans that are maintained by a fund at an omnibus level or are part of retirement plans or platforms offered by banks, broker-dealers, financial advisors or insurance companies or serviced by retirement recordkeepers (each, an “Employer-Sponsored Retirement Plan”). For purposes of this sales charge waiver, the term “Employer-Sponsored Retirement Plan” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans, but does not include SEP IRAs, SIMPLE IRAs, or Salary Reduction Simplified Employee Pension Plans (SARSEPs) (each, an “Employer-Sponsored IRA”);

The following change is effective on August 7, 2017:

The following disclosure replaces existing disclosure under the “POLICIES ABOUT TRANSACTIONS” heading of the “INVESTING IN THE FUND” section in each fund’s prospectus, as applicable.

Class C to Class A or Institutional Class in the Same Fund Exchange Privilege. Investors who either (i) have invested in Class C shares through a comprehensive or “wrap” fee program or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser or (ii) have invested in Class C shares and are in the process of transferring their shares to such a program may potentially become eligible to invest in either Class A shares or Institutional Class shares by reason of their participation in such a program. In addition, investors who have invested in Class C shares as part of an Employer-Sponsored Retirement Plan or an Employer-Sponsored IRA may potentially become eligible to invest in Class A shares by reason of their investment in such Employer Sponsored Retirement Plan or Employer-Sponsored IRA. In such event, subject to the discretion of the Distributor and the limitations noted below, such shareholders may exchange their Class C shares for Class A shares or Institutional Class shares (as applicable) of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchange. Exchanges under this privilege will generally be processed only in instances where the accounts are not currently subject to a CDSC and only as part of a pre-arranged, multiple-client transaction through the particular financial services firm offering the comprehensive or wrap program or other fee-based program or involving the Employer-Sponsored Retirement Plan or Employer-Sponsored IRA where the Class A shares or Institutional Class shares (as applicable) are available. DDI may agree with financial intermediaries to allow this exchange privilege for accounts currently subject to a CDSC and outside of pre-arranged, multiple-client transactions. In such situations, the financial intermediary may reimburse DDI for a portion of any CDSC that DDI would have otherwise collected on the transaction or a portion of the distribution fees previously advanced by DDI to the financial intermediary in connection with the initial sale of the Class C shares. Investors should contact their selling and/or servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class C shares of a fund for Class A shares or Institutional Class shares of the same fund.

Class C to Class A or Class S in the Same Fund Exchange Privilege. Investors who either (i) have invested in Class C shares through a comprehensive or “wrap” fee program or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser or (ii) have invested in Class C shares and are in the process of transferring their shares to

July 7, 2017

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such a program may potentially become eligible to invest in either Class A shares or Class S shares by reason of their participation in such a program. In addition, investors who have invested in Class C shares as part of an Employer-Sponsored Retirement Plan or an Employer-Sponsored IRA may potentially become eligible to invest in Class A shares by reason of their investment in such Employer Sponsored Retirement Plan or Employer-Sponsored IRA. In such event, subject to the discretion of the Distributor and the limitations noted below, such shareholders may exchange their Class C shares for Class A shares or Class S shares (as applicable) of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchange. Exchanges under this privilege will generally be processed only in instances where the accounts are not currently subject to a CDSC and only as part of a pre-arranged, multiple-client transaction through the particular financial services firm offering the comprehensive or wrap program or other fee-based program or involving the Employer-Sponsored Retirement Plan or Employer-Sponsored IRA where the Class A shares or Class S shares (as applicable) are available. DDI may agree with financial intermediaries to allow this exchange privilege for accounts currently subject to a CDSC and outside of pre-arranged, multiple-client transactions. In such situations, the financial intermediary may reimburse DDI for a portion of any CDSC that DDI would have otherwise collected on the transaction or a portion of the distribution fees previously advanced by DDI to the financial intermediary in connection with the initial sale of the Class C shares. Investors should contact their selling and/or servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class C shares of a fund for Class A shares or Class S shares of the same fund.

Class C to Class A, Class S or Institutional Class in the Same Fund Exchange Privilege. Investors who either (i) have invested in Class C shares through a comprehensive or “wrap” fee program or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser or (ii) have invested in Class C shares and are in the process of transferring their shares to such a program may potentially become eligible to invest in either Class A shares, Class S shares or Institutional Class shares by reason of their participation in such a program. In addition, investors who have invested in Class C shares as part of an Employer-Sponsored Retirement Plan or an Employer-Sponsored IRA may potentially become eligible to invest in Class A shares by reason of their investment in such Employer Sponsored Retirement Plan or Employer-Sponsored IRA. In such event, subject to the discretion of the Distributor and the limitations noted below, such shareholders may exchange their Class C shares for Class A shares, Class S shares or Institutional Class shares (as applicable) of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchange. Exchanges under this privilege will generally be processed only in instances where the accounts are not currently subject to a CDSC and only as part of a pre-arranged, multiple-client transaction through the particular financial services firm offering the comprehensive or wrap program or other fee-based program or involving the Employer-Sponsored Retirement Plan or Employer-Sponsored IRA where the Class A shares, Class S shares or Institutional Class shares (as applicable) are available. DDI may agree with financial intermediaries to allow this exchange privilege for accounts currently subject to a CDSC and outside of pre-arranged, multiple-client transactions. In such situations, the financial intermediary may reimburse DDI for a portion of any CDSC that DDI would have otherwise collected on the transaction or a portion of the distribution fees previously advanced by DDI to the financial intermediary in connection with the initial sale of the Class C shares. Investors should contact their selling and/or servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class C shares of a fund for Class A shares, Class S shares or Institutional Class shares of the same fund.

Please Retain This Supplement for Future Reference

July 7, 2017 PROSTKR-875

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